FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Assets	$ 3,550	$ 10,570
Liabilities
Liabilities	19,261	2,734
Equity Swaps
Liabilities
Liabilities	3,613	2,217
Commodity Derivative Instruments | Crude Oil
Assets
Assets		10,570
Liabilities
Liabilities	15,648	$ 517
Commodity Derivative Instruments | Gas
Assets
Assets	$ 3,550